UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Core Equity Fund

11/30/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10

Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace – 3.0%
Goodrich Corp.	46,310	$3,972,009
Honeywell International, Inc.	105,080	5,223,527
Lockheed Martin Corp.	28,750	1,956,150
Precision Castparts Corp.	25,200	3,479,364
Textron, Inc.	100,300	2,242,708
United Technologies Corp.	93,930	7,070,111

		$23,943,869

Airlines – 0.3%
Copa Holdings S.A., “A”	12,260	$683,740
United Continental Holdings, Inc. (a)	53,110	1,470,085

		$2,153,825

Apparel Manufacturers – 0.7%
NIKE, Inc., “B”	50,480	$4,347,842
Phillips-Van Heusen Corp.	22,950	1,556,928

		$5,904,770

Automotive – 0.4%
General Motors Co. (a)	91,160	$3,117,672

Biotechnology – 1.8%
Amgen, Inc. (a)	167,950	$8,849,286
Anacor Pharmaceuticals, Inc. (a)	162,300	811,500
Gilead Sciences, Inc. (a)	125,920	4,596,080

		$14,256,866

Broadcasting – 1.8%
CBS Corp., “B”	149,710	$2,521,116
Discovery Communications, Inc., “A” (a)	42,130	1,718,061
Viacom, Inc., “B”	86,620	3,276,835
Walt Disney Co.	190,770	6,965,013

		$14,481,025

Brokerage & Asset Managers – 1.5%
Affiliated Managers Group, Inc. (a)	21,634	$1,891,028
Charles Schwab Corp.	123,600	1,857,708
CME Group, Inc.	8,710	2,509,003
Franklin Resources, Inc.	20,230	2,308,041
GFI Group, Inc.	317,520	1,473,293
LaBranche & Co., Inc. (a)	131,900	398,338
NASDAQ OMX Group, Inc. (a)	56,778	1,218,456
TradeStation Group, Inc. (a)	125,970	801,169

		$12,457,036

Business Services – 1.6%
Accenture Ltd., “A”	59,700	$2,586,204
Dun & Bradstreet Corp.	33,630	2,533,684
MSCI, Inc., “A” (a)	70,940	2,416,216
Paychex, Inc.	142,870	4,077,510
Western Union Co.	88,850	1,567,314

		$13,180,928

Cable TV – 1.1%
Comcast Corp., “Special A”	287,360	$5,451,219
DIRECTV, “A” (a)	80,360	3,337,351

		$8,788,570

Chemicals – 2.6%
Celanese Corp.	150,550	$5,570,350

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – continued
Ecolab, Inc.	91,750	$4,386,568
Monsanto Co.	186,900	11,199,048

		$21,155,966

Computer Software – 4.1%
Autodesk, Inc. (a)	218,450	$7,709,101
Citrix Systems, Inc. (a)	27,550	1,829,871
Intuit, Inc. (a)	122,650	5,505,759
Nuance Communications, Inc. (a)	79,050	1,397,209
Oracle Corp.	396,770	10,728,661
VeriSign, Inc. (a)	170,980	5,866,324

		$33,036,925

Computer Software - Systems – 7.7%
Apple, Inc. (a)	89,370	$27,807,476
EMC Corp. (a)	452,120	9,716,059
Hewlett-Packard Co.	216,150	9,063,170
International Business Machines Corp.	86,220	12,196,681
NICE Systems Ltd., ADR (a)	84,790	2,597,966

		$61,381,352

Construction – 0.5%
Owens Corning (a)	71,930	$1,892,478
Sherwin-Williams Co.	26,300	1,950,671

		$3,843,149

Consumer Products – 1.8%
Avon Products, Inc.	262,180	$7,487,861
Procter & Gamble Co.	107,690	6,576,628

		$14,064,489

Consumer Services – 0.3%
DeVry, Inc.	26,990	$1,158,951
Priceline.com, Inc. (a)	2,480	977,244

		$2,136,195

Containers – 0.0%
Owens-Illinois, Inc. (a)	6,100	$163,968

Electrical Equipment – 2.2%
Danaher Corp.	298,850	$12,925,263
Sensata Technologies Holding B.V. (a)	182,580	5,075,724

		$18,000,987

Electronics – 2.4%
Advanced Micro Devices, Inc. (a)	255,780	$1,864,636
First Solar, Inc. (a)(l)	35,070	4,308,350
Hittite Microwave Corp. (a)	15,390	880,924
Intel Corp.	129,820	2,741,798
Linear Technology Corp.	109,470	3,568,722
Microchip Technology, Inc.	171,790	5,773,862

		$19,138,292

Energy - Independent – 3.8%
Alpha Natural Resources, Inc. (a)	23,140	$1,146,818
Apache Corp.	46,760	5,033,246
CONSOL Energy, Inc.	18,480	775,421
Newfield Exploration Co. (a)	40,380	2,698,595
Noble Energy, Inc.	39,950	3,245,936
Occidental Petroleum Corp.	98,270	8,664,466

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
Peabody Energy Corp.	20,890	$1,228,541
QEP Resources, Inc.	183,910	6,460,758
Walter Energy, Inc.	9,180	942,235

		$30,196,016

Energy - Integrated – 4.9%
Chevron Corp.	110,590	$8,954,472
Exxon Mobil Corp. (s)	375,502	26,119,919
Hess Corp.	62,470	4,376,024

		$39,450,415

Engineering - Construction – 1.7%
Fluor Corp.	196,730	$11,376,896
North American Energy Partners, Inc. (a)	204,810	1,902,685

		$13,279,581

Food & Beverages – 3.5%
Bunge Ltd.	25,590	$1,556,384
Coca-Cola Co.	160,530	10,140,680
Dr Pepper Snapple Group, Inc.	107,340	3,931,864
General Mills, Inc.	126,380	4,465,005
PepsiCo, Inc. (s)	121,909	7,878,978

		$27,972,911

Food & Drug Stores – 1.0%
Walgreen Co.	145,440	$5,068,584
Whole Foods Market, Inc. (a)	69,750	3,293,595

		$8,362,179

Gaming & Lodging – 1.0%
Las Vegas Sands Corp. (a)	78,540	$3,933,283
Marriott International, Inc., “A”	101,130	3,965,307

		$7,898,590

General Merchandise – 2.6%
Kohl’s Corp. (a)	141,240	$7,968,761
Target Corp.	223,510	12,726,659

		$20,695,420

Health Maintenance Organizations – 0.5%
Aetna, Inc.	45,230	$1,339,713
WellPoint, Inc. (a)	48,900	2,725,686

		$4,065,399

Insurance – 4.0%
ACE Ltd.	133,760	$7,827,635
Aflac, Inc.	57,310	2,951,465
Allied World Assurance Co. Holdings Ltd.	79,740	4,683,928
Aon Corp.	242,200	9,717,064
Chubb Corp.	45,450	2,591,105
MetLife, Inc.	30,570	1,166,244
Prudential Financial, Inc.	54,210	2,747,363

		$31,684,804

Internet – 1.2%
Google, Inc., “A” (a)	17,550	$9,752,711

Leisure & Toys – 0.5%
Hasbro, Inc.	80,430	$3,833,294

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 0.9%
Finning International, Inc.	106,580	$2,573,784
Regal Beloit Corp.	41,200	2,513,200
WABCO Holdings, Inc. (a)	41,030	2,039,191

		$7,126,175

Major Banks – 5.4%
Bank of America Corp.	821,170	$8,991,812
Bank of New York Mellon Corp.	133,748	3,609,859
Goldman Sachs Group, Inc.	50,510	7,886,631
JPMorgan Chase & Co. (s)	357,370	13,358,491
KeyCorp	385,410	2,902,137
State Street Corp.	73,090	3,157,488
SunTrust Banks, Inc.	152,490	3,562,166

		$43,468,584

Medical & Health Technology & Services – 1.0%
Medco Health Solutions, Inc. (a)	67,820	$4,158,722
Patterson Cos., Inc.	75,740	2,251,750
VCA Antech, Inc. (a)	83,680	1,827,990

		$8,238,462

Medical Equipment – 3.0%
Becton, Dickinson & Co.	41,040	$3,198,247
Covidien PLC	57,340	2,412,294
DexCom, Inc. (a)	9,070	102,264
Medtronic, Inc.	100,080	3,355,682
NxStage Medical, Inc. (a)	89,200	1,930,288
NxStage Medical, Inc. (a)	34,327	742,836
St. Jude Medical, Inc. (a)	88,030	3,405,881
Thermo Fisher Scientific, Inc. (a)	87,560	4,453,302
Thoratec Corp. (a)	113,980	2,901,361
Waters Corp. (a)	23,170	1,781,078

		$24,283,233

Metals & Mining – 1.1%
Cliffs Natural Resources, Inc.	17,660	$1,206,884
Steel Dynamics, Inc.	18,390	293,137
Teck Resources Ltd., “B”	86,446	4,295,563
United States Steel Corp.	65,140	3,166,455

		$8,962,039

Natural Gas - Pipeline – 0.1%
Niska Gas Storage Partners LLC	41,010	$819,380

Network & Telecom – 1.6%
Cisco Systems, Inc. (a)	493,370	$9,452,969
F5 Networks, Inc. (a)	18,240	2,405,491
Tellabs, Inc.	188,220	1,187,668

		$13,046,128

Oil Services – 2.4%
Halliburton Co.	253,950	$9,609,468
Schlumberger Ltd.	120,530	9,321,790

		$18,931,258

Other Banks & Diversified Financials – 2.3%
American Express Co.	51,630	$2,231,449
Cathay General Bancorp, Inc.	324,550	4,384,671
EuroDekania Ltd. (a)(z)	580,280	920,314

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Marshall & Ilsley Corp.	477,730	$2,288,327
MasterCard, Inc., “A”	16,940	4,015,288
Sterling Bancshares, Inc.	453,250	2,690,039
Zions Bancorporation	108,970	2,119,465

		$18,649,553

Pharmaceuticals – 4.7%
Abbott Laboratories	271,390	$12,622,349
Johnson & Johnson	203,060	12,498,343
Pfizer, Inc.	478,786	7,799,424
Teva Pharmaceutical Industries Ltd., ADR	91,860	4,596,674

		$37,516,790

Pollution Control – 0.4%
Republic Services, Inc.	103,570	$2,914,460

Precious Metals & Minerals – 0.2%
Goldcorp, Inc.	33,070	$1,507,661

Printing & Publishing – 0.4%
Moody’s Corp.	129,790	$3,482,266

Railroad & Shipping – 1.4%
Aegean Marine Petroleum Network, Inc.	283,280	$2,492,864
Canadian National Railway Co.	43,430	2,777,349
CSX Corp.	60,020	3,649,816
Kansas City Southern Co. (a)	44,490	2,106,157

		$11,026,186

Real Estate – 2.4%
Annaly Mortgage Management, Inc., REIT	242,600	$4,412,894
Entertainment Properties Trust, REIT	195,800	9,065,540
Kilroy Realty Corp., REIT	79,030	2,696,504
Mack-Cali Realty Corp., REIT	87,250	2,770,186

		$18,945,124

Restaurants – 1.2%
McDonald’s Corp.	123,490	$9,669,267

Specialty Chemicals – 1.4%
Air Products & Chemicals, Inc.	42,020	$3,622,964
Praxair, Inc.	81,800	7,529,690

		$11,152,654

Specialty Stores – 2.7%
Abercrombie & Fitch Co., “A”	60,610	$3,045,653
Amazon.com, Inc. (a)	39,200	6,875,680
Best Buy Co., Inc.	73,700	3,148,464
Dick’s Sporting Goods, Inc. (a)	52,900	1,809,709
Limited Brands, Inc.	57,640	1,940,739
Staples, Inc.	121,610	2,676,636
Urban Outfitters, Inc. (a)	53,830	2,034,236

		$21,531,117

Telecommunications - Wireless – 0.3%
Cellcom Israel Ltd.	48,660	$1,622,811
Sprint Nextel Corp. (a)	186,590	705,310

		$2,328,121

Telephone Services – 2.5%
American Tower Corp., “A” (a)	78,630	$3,976,319

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – continued
AT&T, Inc.	323,010	$8,976,448
Qwest Communications International, Inc.	691,450	4,840,150
Verizon Communications, Inc.	61,180	1,958,372

		$19,751,289

Tobacco – 2.2%
Philip Morris International, Inc.	217,300	$12,362,197
Reynolds American, Inc.	181,080	5,602,615

		$17,964,812

Trucking – 0.5%
Expeditors International of Washington, Inc.	70,670	$3,738,443

Utilities - Electric Power – 3.1%
American Electric Power Co., Inc.	122,400	$4,357,440
Calpine Corp. (a)	97,880	1,184,348
CenterPoint Energy, Inc.	206,960	3,234,785
CMS Energy Corp.	205,277	3,688,828
PG&E Corp.	99,770	4,682,206
PPL Corp.	89,680	2,278,769
Public Service Enterprise Group, Inc.	55,672	1,716,368
Wisconsin Energy Corp.	67,560	4,068,463

		$25,211,207

Total Common Stocks		$798,661,413

Convertible Preferred Stocks – 0.6%
Other Banks & Diversified Financials – 0.3%
Citigroup, Inc., 7.5%	20,000	$2,500,000

Utilities - Electric Power – 0.3%
PPL Corp., 9.5%	37,820	$2,063,081

Total Convertible Preferred Stocks		$4,563,081

Money Market Funds (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	320	$320

Collateral for Securities Loaned – 0.4%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	3,287,750	$3,287,750

Total Investments		$806,512,564

Securities Sold Short – (0.9)%
Electrical Equipment – (0.3)%
Emerson Electric Co.	(38,200)	$(2,103,674)

Electronics – (0.6)%
Vishay Intertechnology, Inc. (a)	(351,600)	$(5,013,816)

Total Securities Sold Short		$(7,117,490)

Other Assets, Less Liabilities – 0.2%		1,691,361

Net Assets – 100.0%		$801,086,435

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At November 30, 2010, the value of securities pledged amounted to $5,657,842.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Restricted Security	Acquisition Date	Cost	Current Market Value
EuroDekania Ltd.	3/08/07 - 6/25/07	$8,173,430	$920,314

% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Core Equity Fund

Supplemental Information (Unaudited) 11/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$775,322,795	$1,930,288	$—	$777,253,083
Canada	13,057,042	—	—	13,057,042
Israel	8,817,451	—	—	8,817,451
Greece	2,492,864	—	—	2,492,864
United Kingdom	—	—	920,314	920,314
Panama	683,740	—	—	683,740
Mutual Funds	3,288,070	—	—	3,288,070

Total Investments	$803,661,962	$1,930,288	$920,314	$806,512,564

Short Sales	$(7,117,490)	$—	$—	$(7,117,490)

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Core Equity Fund

Supplemental Information (Unaudited) 11/30/10 - continued

(1) Investment Valuations - continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 08/31/10	$1,135,444
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(215,130)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 11/30/10	$920,314

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at November 30, 2010 is $(215,130).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$767,640,478

Gross unrealized appreciation	$93,760,411
Gross unrealized depreciation	(54,888,325)

Net unrealized appreciation (depreciation)	$38,872,086

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	238,798	31,033,396	(31,271,874)	320

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,947	$320

MFS® Core Growth Fund

11/30/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10

Issuer	Shares/Par	Value ($)
Common Stocks – 95.4%
Aerospace – 4.2%
Goodrich Corp.	243,490	$20,884,137
Honeywell International, Inc.	243,850	12,121,784
Precision Castparts Corp.	118,100	16,306,067
United Technologies Corp.	236,280	17,784,796

		$67,096,784

Alcoholic Beverages – 0.5%
Anheuser-Busch InBev N.V., ADR	83,050	$4,562,767
Heineken N.V.	83,506	3,868,618

		$8,431,385

Apparel Manufacturers – 1.1%
NIKE, Inc., “B”	136,330	$11,742,103
Phillips-Van Heusen Corp.	78,400	5,318,656

		$17,060,759

Automotive – 2.5%
Bayerische Motoren Werke AG	104,177	$7,833,701
BorgWarner Transmission Systems, Inc. (a)	68,200	4,115,188
Ford Motor Co. (a)	356,200	5,677,828
General Motors Co. (a)	80,230	2,743,866
Johnson Controls, Inc.	519,700	18,937,868

		$39,308,451

Biotechnology – 2.6%
Alexion Pharmaceuticals, Inc. (a)	46,840	$3,580,918
Celgene Corp. (a)	316,640	18,802,083
Gen-Probe, Inc. (a)	78,100	4,050,266
Gilead Sciences, Inc. (a)	423,700	15,465,050

		$41,898,317

Broadcasting – 1.8%
Discovery Communications, Inc., “A” (a)	231,730	$9,449,949
Walt Disney Co.	511,710	18,682,532

		$28,132,481

Brokerage & Asset Managers – 3.4%
Affiliated Managers Group, Inc. (a)	216,900	$18,959,229
Charles Schwab Corp.	263,302	3,957,429
CME Group, Inc.	47,800	13,769,268
Franklin Resources, Inc.	105,090	11,989,718
IntercontinentalExchange, Inc. (a)	57,620	6,493,774

		$55,169,418

Business Services – 2.4%
Accenture Ltd., “A”	378,850	$16,411,782
Cognizant Technology Solutions Corp., “A” (a)	117,210	7,616,306
MSCI, Inc., “A” (a)	402,070	13,694,504

		$37,722,592

Cable TV – 1.2%
DIRECTV, “A” (a)	463,410	$19,245,417

Chemicals – 1.8%
3M Co.	162,340	$13,633,313
Monsanto Co.	257,280	15,416,218

		$29,049,531

Computer Software – 7.6%
Autodesk, Inc. (a)	422,850	$14,922,377

1

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Check Point Software Technologies Ltd. (a)	111,100	$4,762,857
Intuit, Inc. (a)	267,920	12,026,929
Microsoft Corp.	445,230	11,224,248
Nuance Communications, Inc. (a)	537,540	9,501,020
Oracle Corp.	1,745,506	47,198,482
Red Hat, Inc. (a)	172,400	7,499,400
VeriSign, Inc. (a)	420,950	14,442,795

		$121,578,108

Computer Software - Systems – 11.2%
Apple, Inc. (a)	307,950	$95,818,643
EMC Corp. (a)	1,675,570	36,007,999
Hewlett-Packard Co.	132,640	5,561,595
International Business Machines Corp.	205,370	29,051,640
Teradata Corp. (a)	79,500	3,266,655
Verifone Systems, Inc. (a)	262,600	9,125,350

		$178,831,882

Consumer Products – 0.3%
Avon Products, Inc.	165,370	$4,722,967

Consumer Services – 0.4%
Priceline.com, Inc. (a)	17,370	$6,844,649

Electrical Equipment – 2.8%
Danaher Corp.	1,048,870	$45,363,627

Electronics – 2.0%
Agilent Technologies, Inc. (a)	222,400	$7,788,448
Broadcom Corp., “A”	431,650	19,204,109
Maxim Integrated Products, Inc.	218,400	5,077,800

		$32,070,357

Energy - Independent – 2.5%
Apache Corp.	62,840	$6,764,098
Noble Energy, Inc.	66,860	5,432,375
Occidental Petroleum Corp.	218,000	19,221,060
Southwestern Energy Co. (a)	251,900	9,118,780

		$40,536,313

Engineering - Construction – 0.8%
Fluor Corp.	226,190	$13,080,568

Food & Beverages – 3.3%
Coca-Cola Co.	470,310	$29,709,483
Dr Pepper Snapple Group, Inc.	268,300	9,827,829
Mead Johnson Nutrition Co., “A”	215,870	12,859,376

		$52,396,688

Food & Drug Stores – 1.4%
Walgreen Co.	417,600	$14,553,360
Whole Foods Market, Inc. (a)	154,200	7,281,324

		$21,834,684

Gaming & Lodging – 1.9%
Carnival Corp.	210,400	$8,691,624
Las Vegas Sands Corp. (a)	143,690	7,195,995
Marriott International, Inc., “A”	251,960	9,879,352
Royal Caribbean Cruises Ltd. (a)	136,260	5,484,465

		$31,251,436

2

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 4.1%
Costco Wholesale Corp.	325,000	$21,973,250
Kohl’s Corp. (a)	565,020	31,878,428
Target Corp.	197,570	11,249,636

		$65,101,314

Internet – 2.5%
Baidu, Inc., ADR (a)	43,340	$4,558,935
Google, Inc., “A” (a)	65,185	36,223,956

		$40,782,891

Leisure & Toys – 0.8%
Hasbro, Inc.	259,740	$12,379,208

Machinery & Tools – 1.1%
AGCO Corp. (a)	70,500	$3,182,370
Bucyrus International, Inc.	71,000	6,330,360
Cummins, Inc.	92,500	8,983,600

		$18,496,330

Major Banks – 1.0%
Goldman Sachs Group, Inc.	51,110	$7,980,315
JPMorgan Chase & Co.	213,030	7,963,061

		$15,943,376

Medical & Health Technology & Services – 3.2%
Cerner Corp. (a)	73,620	$6,468,253
Express Scripts, Inc. (a)	265,280	13,818,435
Henry Schein, Inc. (a)	84,980	4,880,401
IDEXX Laboratories, Inc. (a)	37,800	2,427,138
Medco Health Solutions, Inc. (a)	266,500	16,341,780
Stericycle, Inc. (a)	68,400	5,054,760
Universal Health Services, Inc.	39,300	1,616,016

		$50,606,783

Medical Equipment – 1.5%
Covidien PLC	76,400	$3,214,148
Thermo Fisher Scientific, Inc. (a)	409,020	20,802,757

		$24,016,905

Metals & Mining – 0.4%
Cameco Corp.	90,800	$3,293,316
Freeport-McMoRan Copper & Gold, Inc.	24,200	2,451,944

		$5,745,260

Network & Telecom – 3.6%
Cisco Systems, Inc. (a)	1,514,110	$29,010,348
Juniper Networks, Inc. (a)	247,980	8,436,280
QUALCOMM, Inc.	440,420	20,585,231

		$58,031,859

Oil Services – 4.0%
Halliburton Co.	304,520	$11,523,037
Schlumberger Ltd.	560,730	43,366,858
Weatherford International Ltd. (a)	416,300	8,496,683

		$63,386,578

Other Banks & Diversified Financials – 2.3%
American Express Co.	487,620	$21,074,936
MasterCard, Inc., “A”	66,190	15,689,016

		$36,763,952

3

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 1.8%
Abbott Laboratories	67,830	$3,154,773
Allergan, Inc.	118,570	7,857,634
Hospira, Inc. (a)	242,590	13,648,113
Teva Pharmaceutical Industries Ltd., ADR	79,760	3,991,190

		$28,651,710

Printing & Publishing – 0.5%
Moody’s Corp.	304,800	$8,177,784

Railroad & Shipping – 1.5%
Kansas City Southern Co. (a)	209,600	$9,922,464
Union Pacific Corp.	151,500	13,651,665

		$23,574,129

Restaurants – 2.1%
McDonald’s Corp.	310,000	$24,273,000
YUM! Brands, Inc.	187,800	9,405,024

		$33,678,024

Specialty Chemicals – 1.2%
Praxair, Inc.	211,580	$19,475,939

Specialty Stores – 4.2%
Abercrombie & Fitch Co., “A”	179,860	$9,037,965
Amazon.com, Inc. (a)	90,150	15,812,310
Best Buy Co., Inc.	240,700	10,282,704
Limited Brands, Inc.	436,770	14,706,046
Staples, Inc.	777,700	17,117,177

		$66,956,202

Telecommunications - Wireless – 0.2%
NII Holdings, Inc. (a)	98,900	$3,833,364

Telephone Services – 1.3%
American Tower Corp., “A” (a)	407,370	$20,600,701

Tobacco – 1.2%
Philip Morris International, Inc.	343,480	$19,540,577

Trucking – 1.2%
FedEx Corp.	170,600	$15,545,072
United Parcel Service, Inc., “B”	57,600	4,039,488
		$19,584,560

Total Common Stocks		$1,526,953,860

Money Market Funds (v) – 4.2%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	66,164,113	$66,164,113

Total Investments		$1,593,117,973

Other Assets, Less Liabilities – 0.4%		6,873,501

Net Assets – 100.0%		$1,599,991,474

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Core Growth Fund

Supplemental Information (Unaudited) 11/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,526,953,860	$—	$—	$1,526,953,860
Mutual Funds	66,164,113	—	—	66,164,113

Total Investments	$1,593,117,973	$—	$—	$1,593,117,973

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,540,350,608

Gross unrealized appreciation	$122,213,344
Gross unrealized depreciation	(69,445,979)

Net unrealized appreciation (depreciation)	$52,767,365

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

MFS Core Growth Fund

Supplemental Information (Unaudited) 11/30/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	91,454,314	223,858,325	(249,148,526)	66,164,113

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$33,699	$66,164,113

6

MFS® Cash Reserve Fund

11/30/10
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Cash Reserve Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10

Issuer	Shares/Par	Value ($)
Certificates of Deposit – 6.0%
Major Banks – 6.0%
Abbey National Treasury Services PLC (US Branch), 0.28%, due 1/14/11	$6,670,000	$6,669,997
Abbey National Treasury Services PLC (US Branch), 0.3%, due 1/21/11	7,952,000	7,952,000
BNP Paribas/New York Branch, 0.29%, due 2/22/11	14,590,000	14,590,000

Total Certificates of Deposit, at Amortized Cost and Value		$29,211,997

Commercial Paper (y) – 47.9%
Automotive – 3.0%
Toyota Motor Credit Corp., 0.22%, due 12/28/10	$9,882,000	$9,880,369
Toyota Motor Credit Corp., 0.22%, due 1/13/11	4,753,000	4,751,751

		$14,632,120

Conglomerates – 2.1%
Siemens Capital Co., LLC, 0.19%, due 12/15/10 (t)	$10,138,000	$10,137,251

Consumer Products – 3.1%
Procter & Gamble Co., 0.23%, due 12/16/10 (t)	$15,436,000	$15,434,521

Financial Institutions – 2.0%
General Electric Capital Corp., 0.21%, due 12/23/10	$9,750,000	$9,748,749

Food & Beverages – 4.1%
Coca-Cola Co., 0.21%, due 12/16/10 (t)	$1,000,000	$999,913
Coca-Cola Co., 0.22%, due 1/28/11 (t)	5,460,000	5,458,065
Coca-Cola Co., 0.23%, due 12/13/10 (t)	8,352,000	8,351,360
Nestle Capital Corp., 0.22%, due 12/16/10 (t)	2,700,000	2,699,753
Pepsico, Inc., 0.2%, due 12/06/10 (t)	2,356,000	2,355,935

		$19,865,026

Major Banks – 17.7%
ANZ National (International) Ltd., 0.27%, due 2/28/11 (t)	$3,496,000	$3,493,666
ANZ National (International) Ltd., 0.29%, due 1/24/11 (t)	11,145,000	11,140,152
Bank of America Corp., 0.28%, due 1/10/11	12,177,000	12,173,212
Credit Suisse First Boston, Inc., 0.23%, due 12/31/10	14,633,000	14,630,195
HSBC USA, Inc., 0.24%, due 12/14/10	15,353,000	15,351,669
JPMorgan Chase & Co., 0.23%, due 4/25/11	4,777,000	4,772,575
JPMorgan Chase & Co., 0.23%, due 5/16/11	9,861,000	9,850,542
Toronto Dominion Holdings (USA), Inc., 0.21%, due 1/18/11 (t)	14,634,000	14,629,902

		$86,041,913

Medical Equipment – 3.1%
Merck & Co., Inc., 0.2%, due 12/02/10 (t)	$4,588,000	$4,587,975
Merck & Co., Inc., 0.21%, due 12/01/10 (t)	10,373,000	10,373,000

		$14,960,975

Other Banks & Diversified Financials – 9.7%
Bank of Nova Scotia, 0.235%, due 2/04/11	$8,150,000	$8,146,542
Bank of Nova Scotia, 0.235%, due 2/15/11	6,490,000	6,486,780
Citigroup Funding, Inc., 0.28%, due 1/27/11	6,980,000	6,976,906
Citigroup Funding, Inc., 0.29%, due 1/19/11	7,908,000	7,904,879
Rabobank USA Financial Corp., 0.29%, due 5/10/11	4,332,000	4,326,417
Rabobank USA Financial Corp., 0.3%, due 5/10/11	10,320,000	10,306,240
UBS Finance (Delaware) LLC, 0.2%, due 12/15/10	2,930,000	2,929,772

		$47,077,536

Retailers – 3.0%
Wal-Mart Stores, Inc., 0.2%, due 12/21/10 (t)	$14,620,000	$14,618,376

Tobacco – 0.1%
Philip Morris International, Inc., 0.21%, due 12/01/10 (t)	$462,000	$462,000

Total Commercial Paper, at Amortized Cost and Value		$232,978,467

1

MFS Cash Reserve Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 32.7%
Fannie Mae, 0.24%, due 8/01/11	$4,100,000	$4,093,358
Fannie Mae, 0.22%, due 3/01/11	6,500,000	6,496,425
Fannie Mae, 0.2%, due 2/22/11	15,370,000	15,362,913
Fannie Mae, 0.21%, due 2/09/11	15,200,000	15,193,793
Fannie Mae, 0.16%, due 12/02/10	5,020,000	5,019,978
Federal Home Loan Bank, 0.185%, due 12/27/10	14,690,000	14,688,037
Federal Home Loan Bank, 0.18%, due 12/22/10	14,990,000	14,988,426
Federal Home Loan Bank, 0.17%, due 12/17/10	14,989,000	14,987,868
Federal Home Loan Bank, 0.175%, due 12/15/10	14,960,000	14,958,982
Federal Home Loan Bank, 0.16%, due 12/03/10	15,200,000	15,199,865
Federal Home Loan Bank, 0.155%, due 1/05/11	13,444,000	13,441,974
Freddie Mac, 0.18%, due 12/13/10	8,410,000	8,409,495
Freddie Mac, 0.17%, due 3/14/11	575,000	574,720
Freddie Mac, 0.3%, due 4/26/11	15,600,000	15,581,020

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$158,996,854

Floating Rate Demand Notes – 3.3%
Industrial Revenue - Other – 3.3%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.2%, 12/01/10	$9,700,000	$9,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.21%, 12/01/10	1,300,000	1,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.2%, 12/01/10	5,300,000	5,300,000

Total Floating Rate Demand Notes, at Amortized Cost and Value		$16,300,000

Repurchase Agreements – 10.3%
Bank of America Corp., 0.24%, dated 11/30/10, due 12/01/10, total to be received $468,003 (secured by U.S. Treasury and Federal Agency obligations valued at $477,446 in a jointly traded account)	$39,131,000	$39,131,000

Goldman Sachs, 0.24%, dated 11/30/10, due 12/01/10, total to be received $10,826,072 (secured by U.S. Treasury and Federal Agency obligations valued at $11,042,533 in a jointly traded account)	10,826,000	10,826,000

Total Repurchase Agreements, at Cost and Value		$49,957,000

Total Investments, at Amortized Cost and Value		$487,444,318

Other Assets, Less Liabilities – (0.2)%		(1,091,285)

Net Assets – 100.0%		$486,353,033

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

PLC Public	Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Cash Reserve Fund

Supplemental Information (Unaudited) 11/30/10

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$487,444,318	$—	$487,444,318

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS® New Discovery Fund

11/30/10
Quarterly portfolio holdings

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10

Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Apparel Manufacturers – 0.3%
Stella International Holdings	1,604,500	$3,248,218

Biotechnology – 1.3%
Alimera Sciences, Inc. (a)	128,910	$1,474,730
Anacor Pharmaceuticals, Inc. (a)	709,940	3,549,700
Gen-Probe, Inc. (a)	29,790	1,544,909
Human Genome Sciences, Inc. (a)	103,640	2,542,289
Pacific Biosciences of California, Inc. (a)	282,370	3,557,862

		$12,669,490

Broadcasting – 0.8%
Quinstreet, Inc. (a)	400,312	$8,006,240

Brokerage & Asset Managers – 1.3%
Stifel Financial Corp. (a)	252,533	$13,088,785

Business Services – 5.7%
Calix, Inc. (a)	261,820	$3,343,441
Concur Technologies, Inc. (a)	218,390	11,183,752
Constant Contact, Inc. (a)	424,130	10,853,487
CoStar Group, Inc. (a)	188,040	9,917,230
IFM Investments Ltd., ADR (a)	171,320	686,993
MSCI, Inc., “A” (a)	240,300	8,184,618
Ultimate Software Group, Inc. (a)	141,180	6,193,567
Verisk Analytics, Inc., “A” (a)	238,280	7,212,736

		$57,575,824

Chemicals – 1.0%
Nalco Holding Co.	336,450	$9,898,359

Computer Software – 8.4%
Ariba, Inc. (a)	485,790	$9,829,961
Autonomy Corp. PLC (a)	643,701	13,346,587
Blackboard, Inc. (a)	333,690	13,864,820
CommVault Systems, Inc. (a)	320,620	9,339,661
Nuance Communications, Inc. (a)	614,249	10,856,851
SolarWinds, Inc. (a)	501,330	8,953,754
Sourcefire, Inc. (a)	282,850	7,673,721
SuccessFactors, Inc. (a)	312,820	9,437,779
Totvs S.A.	16,100	1,599,671

		$84,902,805

Computer Software - Systems – 4.0%
IntraLinks Holdings, Inc. (a)	370,870	$7,625,087
Premiere Global Services, Inc. (a)	724,910	5,117,865
PROS Holdings, Inc. (a)	688,160	6,571,928
SciQuest, Inc. (a)	748,360	10,035,508
Sonic Solutions (a)	257,210	2,566,956
Verifone Systems, Inc. (a)	233,480	8,113,430

		$40,030,774

Construction – 2.7%
NVR, Inc. (a)	18,970	$11,761,021
Owens Corning (a)	588,840	15,492,380

		$27,253,401

Consumer Products – 0.2%
Colgate-Palmolive (India) Ltd.	19,835	$382,997
Dabur India Ltd.	416,959	850,547
Hengan International Group Co. Ltd.	49,000	451,816

1

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Hypermarcas S.A. (a)	34,300	$542,727

		$2,228,087

Consumer Services – 2.0%
Anhanguera Educacional Participacoes S.A., IEU	332,900	$7,723,529
Capella Education Co. (a)	113,920	6,241,677
Strayer Education, Inc.	44,830	6,091,052

		$20,056,258

Electrical Equipment – 2.5%
Mettler-Toledo International, Inc. (a)	70,630	$10,254,063
Sensata Technologies Holding B.V. (a)	549,310	15,270,818

		$25,524,881

Electronics – 14.1%
Aeroflex Holding Corp. (a)	390,680	$5,629,699
ARM Holdings PLC	1,242,155	7,647,289
Cavium Networks, Inc. (a)	129,190	4,753,546
CEVA, Inc. (a)	160,780	3,730,096
DynaVox, Inc., “A” (a)	875,050	3,447,697
Fabrinet (a)	650,660	11,217,378
Hittite Microwave Corp. (a)	241,240	13,808,578
Inphi Corp. (a)	451,965	7,186,244
Lam Research Corp. (a)	145,940	6,615,460
Monolithic Power Systems, Inc. (a)	809,360	13,054,977
NetLogic Microsystems, Inc. (a)	503,920	15,722,304
PMC-Sierra, Inc. (a)	1,340,160	9,716,160
Semtech Corp. (a)	215,380	5,037,738
Silicon Laboratories, Inc. (a)	333,740	14,177,275
Stratasys, Inc. (a)	205,080	6,935,806
Teradyne, Inc. (a)	1,187,930	14,088,850

		$142,769,097

Energy - Independent – 5.7%
Cabot Oil & Gas Corp.	210,970	$7,377,621
Continental Resources, Inc. (a)	147,310	7,873,720
Forest Oil Corp. (a)	467,110	15,984,504
Oasis Petroleum LLC (a)	212,140	5,384,113
Petrohawk Energy Corp. (a)	738,880	13,174,230
Whiting Petroleum Corp. (a)	71,200	7,835,560

		$57,629,748

Engineering - Construction – 0.7%
North American Energy Partners, Inc. (a)	769,942	$7,152,761

Food & Beverages – 0.8%
Green Mountain Coffee Roasters, Inc. (a)	214,820	$7,965,526

Forest & Paper Products – 1.4%
Universal Forest Products, Inc.	438,880	$14,342,598

Gaming & Lodging – 1.8%
Morgans Hotel Group Co. (a)	1,401,670	$10,708,759
WMS Industries, Inc. (a)	174,580	7,742,623

		$18,451,382

Insurance – 0.9%
Brazil Insurance Participacoes e Administracao S.A. (a)	9,500	$9,058,964

2

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 2.1%
GSI Commerce, Inc. (a)	112,850	$2,691,473
OpenTable, Inc. (a)	42,960	3,116,318
Shutterfly, Inc. (a)	274,900	9,071,700
TechTarget, Inc. (a)	1,016,230	6,046,569

		$20,926,060

Leisure & Toys – 0.2%
Whistler Blackcomb Holdings, Inc. (a)(z)	199,500	$2,300,989

Machinery & Tools – 3.5%
Douglas Dynamics, Inc.	200,430	$2,956,343
Finning International, Inc.	298,400	7,206,016
Flowserve Corp.	69,800	7,361,108
Kennametal, Inc.	212,060	7,171,869
WABCO Holdings, Inc. (a)	204,800	10,178,560

		$34,873,896

Medical & Health Technology & Services – 6.7%
Allscripts Healthcare Solutions, Inc. (a)	573,000	$10,056,150
Amedisys, Inc. (a)	222,360	6,310,577
Brookdale Senior Living, Inc. (a)	907,190	17,345,473
Cerner Corp. (a)	109,740	9,641,756
Diagnosticos da America S.A.	81,500	1,045,725
Fleury S.A.	77,000	1,023,912
Gentiva Health Services, Inc. (a)	240,580	5,528,528
Healthcare Services Group, Inc.	343,710	5,475,300
IDEXX Laboratories, Inc. (a)	134,430	8,631,750
IPC The Hospitalist Co., Inc. (a)	82,060	2,660,385

		$67,719,556

Medical Equipment – 7.0%
DexCom, Inc. (a)	926,164	$10,442,499
Intuitive Surgical, Inc. (a)	27,150	7,066,874
Masimo Corp.	389,700	12,026,142
NxStage Medical, Inc. (a)	436,501	9,445,882
ResMed, Inc. (a)	226,240	7,228,368
Thoratec Corp. (a)	391,250	9,959,269
Volcano Corp. (a)	277,580	7,369,749
Zoll Medical Corp. (a)	212,510	7,102,084

		$70,640,867

Metals & Mining – 1.0%
Globe Specialty Metals, Inc.	524,700	$8,505,387
Iluka Resources Ltd. (a)	209,982	1,519,571

		$10,024,958

Network & Telecom – 2.5%
F5 Networks, Inc. (a)	70,010	$9,232,919
Fortinet, Inc. (a)	237,400	7,565,938
Riverbed Technology, Inc. (a)	256,720	8,705,375

		$25,504,232

Oil Services – 1.6%
Dresser-Rand Group, Inc. (a)	413,755	$15,693,727

Other Banks & Diversified Financials – 2.3%
Cathay General Bancorp, Inc.	341,230	$4,610,017
First Interstate BancSystem, Inc.	371,840	5,064,461
Metro Bancorp, Inc. (a)	472,640	4,750,032

3

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
PacWest Bancorp			216,130	$3,674,210
Sterling Bancshares, Inc.			846,820	5,025,877

				$23,124,597

Pharmaceuticals – 0.5%
Auxilium Pharmaceuticals, Inc. (a)			221,920	$4,200,946
Genomma Lab Internacional S.A., “B” (a)			464,900	1,083,259

				$5,284,205

Precious Metals & Minerals – 0.4%
Stillwater Mining Co. (a)			238,360	$4,509,771

Railroad & Shipping – 2.8%
Aegean Marine Petroleum Network, Inc.			1,099,773	$9,678,002
Diana Shipping, Inc. (a)			604,630	8,156,459
Kansas City Southern Co. (a)			211,990	10,035,607

				$27,870,068

Real Estate – 1.1%
Brasil Brokers Participacoes			471,800	$2,586,562
Chesapeake Lodging Trust, REIT			226,630	4,310,503
Pebblebrook Hotel Trust, REIT (a)			236,020	4,423,015

				$11,320,080

Restaurants – 2.7%
Country Style Cooking Restaurant Chain Co., ADR (a)			117,111	$2,572,924
P.F. Chang’s China Bistro, Inc.			301,940	15,260,048
Peet’s Coffee & Tea, Inc. (a)			150,490	5,738,184
Texas Roadhouse, Inc., “A” (a)			216,380	3,697,934

				$27,269,090

Special Products & Services – 0.4%
PICO Holdings, Inc. (a)			144,047	$4,112,542

Specialty Chemicals – 0.0%
Asian Paints Ltd.			7,822	$451,557

Specialty Stores – 8.0%
Blue Nile, Inc. (a)(l)			227,492	$11,249,479
Citi Trends, Inc. (a)			747,280	17,703,063
hhgregg, Inc. (a)			610,190	15,297,463
Monro Muffler Brake, Inc.			151,390	7,484,722
Rue21, Inc. (a)			440,461	13,218,235
Urban Outfitters, Inc. (a)			433,090	16,366,471
				$81,319,433

Total Common Stocks				$994,798,826

	Strike Price	First Exercise
Warrants – 0.0%
Alcoholic Beverages – 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (a)(z)	$6.57	5/08/07	110,880	$19

Money Market Funds (v) – 0.9%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value			8,907,384	$8,907,384

Collateral for Securities Loaned – 0.2%
Navigator Securities Lending Prime Portfolio, at Net Asset Value			1,970,000	$1,970,000

4

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Total Investments	$1,005,676,229

Other Assets, Less Liabilities – 0.5%	5,231,590

Net Assets – 100.0%	$1,010,907,819

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Castle Brands, Inc. (Warrants)	4/18/07	$155,725	$19
Whistler Blackcomb Holdings, Inc.	11/02/10	2,371,354	2,300,989

Total Restricted Securities			$2,301,008
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS New Discovery Fund

Supplemental Information (Unaudited) 11/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

6

MFS New Discovery Fund

Supplemental Information (Unaudited) 11/30/10 - continued

The following is a summary of the levels used as of November 30 ,2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$904,481,746	$19	$—	$904,481,765
Brazil	23,581,090	—	—	23,581,090
United Kingdom	20,993,876	—	—	20,993,876
Greece	17,834,461	—	—	17,834,461
Canada	14,358,777	2,300,989	—	16,659,766
China	3,711,738	—	—	3,711,738
Hong Kong	3,248,218	—	—	3,248,218
India	1,685,101	—	—	1,685,101
Australia	1,519,571	—	—	1,519,571
Other Countries	1,083,259	—	—	1,083,259
Mutual Funds	10,877,384	—	—	10,877,384

Total Investments	$1,003,375,221	$2,301,008	$—	$1,005,676,229

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$887,831,133

Gross unrealized appreciation	$146,939,833
Gross unrealized depreciation	(29,094,737)

Net unrealized appreciation (depreciation)	$117,845,096

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,521,520	126,496,179	(128,110,315)	8,907,384

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,305	$8,907,384

7

MFS® Research International Fund

11/30/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10

Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Alcoholic Beverages – 1.1%
Heineken N.V.	1,144,840	$53,037,490

Apparel Manufacturers – 2.6%
Li & Fung Ltd.	4,084,000	$25,455,641
LVMH Moet Hennessy Louis Vuitton S.A. (l)	634,722	96,272,863

		$121,728,504

Automotive – 2.3%
Bayerische Motoren Werke AG	829,934	$62,407,776
DENSO Corp.	1,372,900	44,833,740

		$107,241,516

Broadcasting – 1.5%
Publicis Groupe S.A.	780,879	$34,893,884
WPP Group PLC	2,978,593	32,964,157

		$67,858,041

Brokerage & Asset Managers – 2.7%
Aberdeen Asset Management PLC	8,903,628	$24,789,966
BM&F Bovespa S.A.	3,299,200	25,110,556
Deutsche Boerse AG	538,734	32,580,573
Hong Kong Exchanges & Clearing Ltd.	826,200	18,928,408
Nomura Holdings, Inc.	4,428,900	25,507,585

		$126,917,088

Business Services – 2.1%
Cognizant Technology Solutions Corp., “A” (a)	395,520	$25,700,890
Mitsubishi Corp.	1,883,300	47,616,953
Nomura Research, Inc.	1,162,100	23,439,178

		$96,757,021

Chemicals – 0.7%
Monsanto Co.	245,330	$14,700,174
Nufarm Ltd. (a)	4,401,708	19,196,616

		$33,896,790

Computer Software – 0.5%
Dassault Systems S.A.	315,689	$21,599,519

Computer Software - Systems – 3.6%
Acer, Inc.	23,021,413	$67,971,038
Konica Minolta Holdings, Inc.	6,824,500	70,291,779
Ricoh Co. Ltd.	2,111,000	29,789,593

		$168,052,410

Conglomerates – 1.7%
Hutchison Whampoa Ltd.	7,852,000	$78,569,548

Construction – 0.7%
Geberit AG	117,224	$23,674,891
Urbi Desarrollos Urbanos S.A. de C.V. (a)	4,338,820	9,922,168

		$33,597,059

Consumer Products – 1.5%
Kimberly-Clark de Mexico S.A. de C.V., “A”	2,355,260	$14,430,200
Reckitt Benckiser Group PLC	1,027,109	54,318,948

		$68,749,148

Electrical Equipment – 3.6%
Legrand S.A.	315,641	$12,047,757
Schneider Electric S.A.	463,584	65,079,856

1

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
Siemens AG	835,531	$91,417,689

		$168,545,302

Electronics – 1.3%
Samsung Electronics Co. Ltd.	64,591	$46,017,048
Taiwan Semiconductor Manufacturing Co. Ltd.	8,011,326	16,662,612

		$62,679,660

Energy - Independent – 1.1%
Bankers Petroleum Ltd. (a)	2,382,900	$15,390,022
INPEX Corp.	7,394	38,034,616

		$53,424,638

Energy - Integrated – 5.9%
BG Group PLC	2,923,004	$52,808,584
BP PLC	10,422,145	69,051,264
China Petroleum & Chemical Corp.	35,922,000	33,446,583
Royal Dutch Shell PLC, “A”	4,029,422	121,340,004

		$276,646,435

Engineering - Construction – 2.2%
JGC Corp.	2,158,000	$41,798,518
Keppel Corp. Ltd.	5,829,000	47,061,113
Outotec Oyj	300,894	14,798,911

		$103,658,542

Food & Beverages – 4.6%
Groupe Danone	1,196,218	$70,067,910
Nestle S.A.	2,671,711	145,211,812

		$215,279,722

Food & Drug Stores – 2.0%
Lawson, Inc.	1,153,500	$51,134,962
Tesco PLC	6,841,057	44,085,324

		$95,220,286

Insurance – 3.8%
Amlin PLC	1,439,912	$8,410,112
China Pacific Insurance Co. Ltd.	7,425,200	29,547,421
Hiscox Ltd.	3,332,457	17,986,635
ING Groep N.V. (a)	6,464,224	57,074,832
SNS REAAL Groep N.V. (a)	4,035,327	16,180,363
Swiss Reinsurance Co.	1,061,428	49,028,847

		$178,228,210

Machinery & Tools – 3.2%
Beml Ltd.	551,755	$11,819,113
Glory Ltd.	1,546,000	36,761,142
KONE Oyj “B”	133,781	6,996,540
MAN SE	651,879	76,595,482
Schindler Holding AG	63,988	7,229,850
Sinotruk Hong Kong Ltd.	10,567,000	11,158,826

		$150,560,953

Major Banks – 11.7%
Bank of China Ltd.	62,399,000	$33,429,040
Barclays PLC	11,777,328	46,924,216
BNP Paribas	1,489,940	88,191,198
BOC Hong Kong Holdings Ltd.	7,043,000	24,217,087
Commonwealth Bank of Australia	1,162,353	53,789,480

2

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Credit Suisse Group AG	1,411,957	$52,108,691
Erste Group Bank AG	660,432	25,833,956
HSBC Holdings PLC	13,236,306	133,474,628
Julius Baer Group Ltd.	540,756	20,527,877
KBC Group N.V. (a)	428,435	15,029,421
Sumitomo Mitsui Financial Group, Inc.	1,788,600	54,903,972

		$548,429,566

Medical & Health Technology & Services – 2.1%
Diagnosticos da America S.A.	1,805,800	$23,170,185
Miraca Holdings, Inc.	1,065,100	37,823,840
Rhoen-Klinikum AG	1,854,570	38,974,603

		$99,968,628

Medical Equipment – 1.2%
Sonova Holding AG	185,142	$23,113,927
Synthes, Inc.	264,033	32,305,338

		$55,419,265

Metals & Mining – 4.4%
BHP Billiton PLC	2,862,520	$101,739,742
Iluka Resources Ltd. (a)	5,303,920	38,382,739
Teck Resources Ltd., “B”	1,333,484	66,261,769

		$206,384,250

Natural Gas - Distribution – 1.2%
Tokyo Gas Co. Ltd.	13,142,000	$57,316,645

Network & Telecom – 0.7%
Ericsson, Inc., “B”	3,261,491	$33,645,133

Oil Services – 0.9%
Schlumberger Ltd.	540,990	$41,840,167

Other Banks & Diversified Financials – 5.0%
Aeon Credit Service Co. Ltd.	2,405,800	$31,046,290
Banco Santander Brasil S.A., ADR	3,371,130	43,993,247
China Construction Bank	48,008,000	43,339,568
HDFC Bank Ltd., ADR	256,560	45,244,356
ICICI Bank Ltd.	1,560,150	38,832,893
Komercni Banka A.S.	54,417	11,465,478
United Overseas Bank Ltd.	1,383,000	19,377,816

		$233,299,648

Pharmaceuticals – 5.1%
Bayer AG	672,912	$48,870,860
Roche Holding AG	681,639	93,588,257
Sanofi-Aventis	975,735	58,996,057
Santen, Inc.	1,058,500	36,413,209

		$237,868,383

Precious Metals & Minerals – 0.8%
Newcrest Mining Ltd.	927,035	$35,231,519

Railroad & Shipping – 0.9%
East Japan Railway Co.	737,100	$44,037,519

Real Estate – 0.4%
Sun Hung Kai Properties Ltd.	1,119,000	$18,503,252

3

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 3.6%
Akzo Nobel N.V.			1,260,718	$67,799,190
Chugoku Marine Paints Ltd.			669,000	4,956,148
Linde AG			534,479	74,650,812
Nippon Paint Co. Ltd.			665,000	4,950,352
Symrise AG			653,099	16,459,174

				$168,815,676

Specialty Stores – 1.8%
Esprit Holdings Ltd.			7,363,103	$35,606,047
Industria de Diseno Textil S.A.			615,672	46,400,008

				$82,006,055

Telecommunications - Wireless – 3.3%
Cellcom Israel Ltd.			424,080	$14,143,068
KDDI Corp.			5,729	32,755,724
Vivo Participacoes S.A., ADR			597,680	17,255,022
Vodafone Group PLC			37,010,330	92,540,073

				$156,693,887

Telephone Services – 2.4%
China Unicom Ltd.			14,236,000	$19,176,644
PT XL Axiata Tbk (a)			16,021,500	9,931,415
Royal KPN N.V.			3,894,574	55,533,064
Telecom Italia S.p.A.			11,220,214	13,821,621
Telecom Italia S.p.A.			11,213,592	11,731,983

				$110,194,727

Tobacco – 0.7%
Japan Tobacco, Inc.			9,809	$33,450,694

Trucking – 1.1%
Yamato Holdings Co. Ltd.			3,880,700	$49,105,763

Utilities - Electric Power – 3.3%
CEZ AS			551,245	$21,537,097
Cheung Kong Infrastructure Holdings Ltd.			2,901,000	12,963,735
Energias de Portugal S.A.			16,918,411	54,111,789
Fortum Corp.			925,701	24,428,665
Red Electrica de Espana			487,160	21,300,990
Tractebel Energia S.A.			1,407,460	22,229,101

				$156,571,377

Total Common Stocks				$4,651,030,036

	Strike Price	First Exercise
Rights – 0.0%
Other Banks & Diversified Financials – 0.0%
China Construction Bank (1 share for 1 right) (a)	HKD 4.38	11/17/2010	3,397,450	$1,150,699

Money Market Funds (v) – 0.6%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value			27,777,986	$27,777,986

Collateral for Securities Loaned – 1.6%
Navigator Securities Lending Prime Portfolio, at Net Asset Value			76,761,611	$76,761,611

Total Investments				$4,756,720,332

Other Assets, Less Liabilities – (1.5)%				(70,686,760)

Net Assets – 100.0%				$4,686,033,572

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.

4

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Research International Fund

Supplemental Information (Unaudited) 11/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,652,180,735	$—	$—	$4,652,180,735
Mutual Funds	104,539,597	—	—	104,539,597

Total Investments	$4,756,720,332	$—	$—	$4,756,720,332

For further information regarding security characteristics, see the Portfolio of Investments

6

MFS Research International Fund

Supplemental Information (Unaudited) 11/30/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,374,733,824

Gross unrealized appreciation	$547,016,709
Gross unrealized depreciation	(165,030,201)

Net unrealized appreciation (depreciation)	$381,986,508

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	17,347,471	275,349,803	(264,919,288)	27,777,986

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$17,563	$27,777,986

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2010, are as follows:

United Kingdom	17.1%
Japan	17.0%
France	9.5%
Switzerland	9.5%
Germany	9.4%
Netherlands	5.3%
Hong Kong	4.6%
China	3.7%
Australia	3.1%
Other Countries	20.8%

7

MFS® Technology Fund

11/30/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Technology Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10

Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Business Services – 6.8%
Accenture Ltd., “A”	80,470	$3,485,960
Cognizant Technology Solutions Corp., “A” (a)	63,790	4,145,074
Concur Technologies, Inc. (a)	8,500	435,285
Constant Contact, Inc. (a)	65,180	1,667,956
Genpact Ltd. (a)	88,000	1,224,961
MSCI, Inc., “A” (a)	22,540	767,712

		$11,726,948

Computer Software – 18.7%
Akamai Technologies, Inc. (a)	18,180	$948,814
Autodesk, Inc. (a)	118,620	4,186,100
BMC Software, Inc. (a)	17,400	772,560
Cadence Design Systems, Inc. (a)	104,410	820,663
CommVault Systems, Inc. (a)	20,230	589,300
Intuit, Inc. (a)	30,380	1,363,758
Oracle Corp. (s)	420,030	11,357,611
Parametric Technology Corp. (a)	98,290	2,105,372
Red Hat, Inc. (a)	32,270	1,403,745
Rovi Corp. (a)	16,900	932,373
Salesforce.com, Inc. (a)	21,420	2,982,092
SolarWinds, Inc. (a)	58,300	1,041,238
Symantec Corp. (a)	71,740	1,205,232
VeriSign, Inc. (a)	70,590	2,421,943

		$32,130,801

Computer Software - Systems – 31.4%
Acer, Inc.	164,000	$484,212
Apple, Inc. (a)(s)	74,250	23,102,888
Compellent Technologies, Inc. (a)	17,600	457,600
EMC Corp. (a)	411,400	8,840,986
Hewlett-Packard Co.	144,930	6,076,915
International Business Machines Corp. (s)	77,500	10,963,150
IntraLinks Holdings, Inc. (a)	31,640	650,518
NetApp, Inc. (a)	22,970	1,169,862
Nintendo Co. Ltd.	1,825	495,666
Pegatron Corp. (a)	323,000	442,393
Verifone Systems, Inc. (a)	39,900	1,386,525

		$54,070,715

Consumer Services – 1.6%
Ctrip.com International Ltd., ADR (a)	54,240	$2,376,797
Monster Worldwide, Inc. (a)	18,800	424,504

		$2,801,301

Electrical Equipment – 0.3%
Amphenol Corp., “A”	10,210	$510,806

Electronics – 13.6%
Advanced Micro Devices, Inc. (a)	326,500	$2,380,185
Aeroflex Holding Corp. (a)	13,890	200,155
Broadcom Corp., “A”	74,300	3,305,607
CEVA, Inc. (a)	22,800	528,960
Cirrus Logic, Inc. (a)	27,900	426,033
First Solar, Inc. (a)(l)	28,120	3,454,542
Intel Corp.	162,420	3,430,310
Kulicke & Soffa Industries, Inc. (a)	124,200	823,446
Microchip Technology, Inc.	148,420	4,988,396

1

MFS Technology Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
NVIDIA Corp. (a)	58,500	$795,600
OmniVision Technologies, Inc. (a)	32,760	926,780
Stratasys, Inc. (a)	44,670	1,510,739
Teradyne, Inc. (a)	60,500	717,530

		$23,488,283

Internet – 6.9%
Bitauto Holdings Ltd., ADR (a)	36,480	$468,768
Google, Inc., “A” (a)(s)	15,915	8,844,125
Mail.ru Group Ltd., GDR (a)(z)	20,053	816,157
OpenTable, Inc. (a)	8,140	590,476
Yahoo!, Inc. (a)	78,600	1,239,522

		$11,959,048

Leisure & Toys – 1.7%
THQ, Inc. (a)	559,370	$2,852,787

Network & Telecom – 10.8%
Acme Packet, Inc. (a)	14,220	$696,496
Cisco Systems, Inc. (a)(s)	540,270	10,351,573
Fortinet, Inc. (a)	61,400	1,956,818
Juniper Networks, Inc. (a)	73,780	2,509,996
Radware Ltd. (a)	16,000	496,480
Riverbed Technology, Inc. (a)	76,040	2,578,516

		$18,589,879

Other Banks & Diversified Financials – 4.7%
MasterCard, Inc., “A”	16,400	$3,887,292
Visa, Inc., “A”	56,350	4,161,448

		$8,048,740

Specialty Stores – 0.5%
The Carphone Warehouse Group PLC (a)	148,562	$886,194

Telephone Services – 1.7%
Cogent Communications Group, Inc. (a)	172,900	$2,088,632
Virgin Media, Inc.	33,360	850,013

		$2,938,645

Total Common Stocks		$170,004,147

Convertible Bonds – 2.3%
Computer Software – 1.3%
Verisign, Inc., 3.25%, 2037	$1,960,000	$2,227,050

Leisure & Toys – 1.0%
THQ, Inc., 5%, 2014	$1,760,000	$1,749,000

Total Convertible Bonds		$3,976,050

Money Market Funds (v) – 0.6%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	1,060,115	$1,060,115

Collateral for Securities Loaned – 1.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	2,598,750	$2,598,750

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased – 0.0%
Symantec Corp. - January 2011 @ $19	676	$18,252
Yahoo!, Inc. - January 2011 @ $21	1,893	18,930

Total Call Options Purchased		$37,182

2

MFS Technology Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
Put Options Purchased – 0.4%
Altera Corp. - December 2010 @ $34	1,886	$113,160
Altera Corp. - January 2011 @ $29	1,103	22,060
Atmel Corp.- February 2011 @ $6	1,897	5,691
Jabil Circuit, Inc. - January 2011 @ $15	964	96,400
KLA-Tencor Corp. - January 2011 @ $36	863	134,628
Texas Instruments, Inc. - January 2011 @ $26	1,963	25,519
Texas Instruments, Inc. - January 2011 @ $29	888	39,072
Vishay Intertechnology, Inc. - April 2011 @ $12.50	2,165	227,325

Total Put Options Purchased		$663,855

Total Investments		$178,340,099

Call Options Written – 0.0%
Broadcom Corp., - December 2010 @ $46	(230)	$(16,560)
Cisco Systems, Inc. - December 2010 @ $20	(1,788)	(26,820)
Cisco Systems, Inc.- December 2010 @ $22	(1,165)	(3,495)
Compellent Technologies, Inc. - December 2010 @ $35	(176)	(3,344)
Google, Inc., “A” - December 2010 @ $620	(27)	(2,565)
Intuit, Inc. - December 2010 @ $47	(303)	(7,575)

Total Call Options Written		$(60,359)

Put Options Written – (0.1)%
Advanced Micro Devices - December 2010 @ $7	(490)	$(6,860)
Cisco Systems, Inc. December 2010 @ $19	(613)	(20,842)
CommVault Systems, Inc. - December 2010 @ $26	(339)	(8,475)
Compellent Technologies, Inc. - December 2010 @ $12.50	(526)	(526)
Compellent Technologies, Inc. - December 2010 @ $22.50	(233)	(11,650)
Concur Technologies, Inc. - December 2010 @ $50	(180)	(22,500)
FormFactor, Inc. - January 2011 @ 7.50	(560)	(2,800)
Sourcefire, Inc. - December 2010 @ $22.50	(360)	(7,200)
Symantec Corp. - January 2011 @ $15	(1,054)	(26,350)
Teradyne, Inc. - December 2010 @ $11	(730)	(10,950)
Tesla Motors, Inc. - December 2010 @ $21	(427)	(854)
Yahoo!, Inc. - January 2011 @ $12.50	(2,687)	(16,122)

Total Put Options Written		$(135,129)

Issuer	Shares/Par	Value ($)
Securities Sold Short – (4.3)%
Electronics – (4.3)%
Marvell Technology Group Ltd. (a)	(70,700)	$(1,363,803)
Texas Instruments, Inc.	(35,500)	(1,128,900)
Vishay Intertechnology, Inc. (a)	(268,000)	(3,821,680)
Xilinx, Inc.	(41,200)	(1,117,344)

Total Securities Sold Short		$(7,431,727)

Other Assets, Less Liabilities – 0.9%		1,600,399

Net Assets – 100.0%		$172,313,283

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and written options. At November 30, 2010, the value of the securities pledged amounted to $10,392,234.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

3

MFS Technology Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
Mail.ru Group Ltd., GDR	11/05/10	$686,990	$816,157

% of Net Assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Technology Fund

Supplemental Information (Unaudited) 11/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of November 30, 2010 in valuing the fund’s assets or liabilities:

5

MFS Technology Fund

Supplemental Information (Unaudited) 11/30/10 - continued

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$164,232,826	$5,691	$—	$164,238,517
China	2,845,565	—	—	2,845,565
Taiwan	926,605	—	—	926,605
United Kingdom	886,194	—	—	886,194
Russia	816,157	—	—	816,157
Israel	496,480	—	—	496,480
Japan	495,666	—	—	495,666
South Korea	—	—	—	—
Corporate Bonds	—	3,976,050	—	3,976,050
Mutual Funds	3,658,865	—	—	3,658,865

Total Investments	$174,358,358	$3,981,741	$—	$178,340,099

Short Sales	$(7,431,727)	$—	$—	$(7,431,727)

Other Financial Instruments
Written Options	$(190,764)	$(4,724)	$—	$(195,488)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$166,394,615

Gross unrealized appreciation	$21,150,086
Gross unrealized depreciation	(9,204,602)

Net unrealized appreciation (depreciation)	$11,945,484

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,727,663	29,545,501	(31,213,049)	1,060,115

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$649	$1,060,115

6

MFS® Value Fund

11/30/10
Quarterly portfolio holdings

MFS Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10

Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace – 9.1%
Honeywell International, Inc.	4,531,520	$225,261,858
Lockheed Martin Corp.	7,423,437	505,090,653
Northrop Grumman Corp.	4,488,615	276,857,773
United Technologies Corp.	4,636,317	348,975,581

		$1,356,185,865

Alcoholic Beverages – 1.4%
Diageo PLC	11,589,828	$206,233,358

Automotive – 0.6%
General Motors Co. (a)	839,110	$28,697,562
Johnson Controls, Inc.	1,603,695	58,438,646

		$87,136,208

Broadcasting – 2.5%
Omnicom Group, Inc.	3,690,600	$167,700,864
Walt Disney Co.	5,645,977	206,134,620

		$373,835,484

Brokerage & Asset Managers – 0.3%
Blackrock, Inc.	266,874	$43,500,462

Business Services – 3.5%
Accenture Ltd., “A”	7,863,990	$340,668,047
Dun & Bradstreet Corp.	1,179,945	88,897,056
Western Union Co.	5,054,360	89,158,910

		$518,724,013

Chemicals – 2.4%
3M Co.	2,208,393	$185,460,844
PPG Industries, Inc.	2,212,327	172,473,013

		$357,933,857

Computer Software – 1.9%
Oracle Corp.	10,364,463	$280,255,080

Computer Software - Systems – 2.7%
Hewlett-Packard Co.	1,984,010	$83,189,539
International Business Machines Corp.	2,241,812	317,126,726

		$400,316,265

Construction – 2.0%
Pulte Homes, Inc. (a)	5,638,715	$35,298,356
Sherwin-Williams Co.	2,301,515	170,703,368
Stanley Black & Decker, Inc.	1,602,249	95,381,883

		$301,383,607

Consumer Products – 0.9%
Avon Products, Inc.	1,042,750	$29,780,940
Procter & Gamble Co.	1,636,739	99,955,651

		$129,736,591

Electrical Equipment – 0.8%
Danaher Corp.	2,618,450	$113,247,963

Electronics – 1.5%
Intel Corp.	10,559,817	$223,023,335

Energy - Independent – 3.2%
Apache Corp.	2,018,660	$217,288,562
Devon Energy Corp.	317,197	22,384,592
EOG Resources, Inc.	1,248,910	111,090,545

1

MFS Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
Occidental Petroleum Corp.	1,398,292	$123,287,406

		$474,051,105

Energy - Integrated – 6.0%
Chevron Corp.	4,141,464	$335,334,340
Exxon Mobil Corp.	3,628,355	252,388,374
Hess Corp.	3,163,560	221,607,378
TOTAL S.A., ADR	1,686,764	82,263,480

		$891,593,572

Engineering - Construction – 0.2%
Fluor Corp.	604,770	$34,973,849

Food & Beverages – 5.0%
General Mills, Inc.	4,738,610	$167,415,091
J.M. Smucker Co.	1,243,917	78,677,750
Kellogg Co.	2,514,621	123,794,792
Nestle S.A.	3,767,409	204,764,770
PepsiCo, Inc.	2,613,323	168,899,065

		$743,551,468

Food & Drug Stores – 1.1%
CVS Caremark Corp.	2,764,102	$85,687,162
Walgreen Co.	2,021,050	70,433,593

		$156,120,755

General Merchandise – 0.6%
Kohl’s Corp. (a)	1,144,670	$64,582,281
Target Corp.	549,000	31,260,060

		$95,842,341

Insurance – 7.6%
ACE Ltd.	1,418,390	$83,004,183
Allstate Corp.	3,100,468	90,254,623
Aon Corp.	4,019,630	161,267,556
Chubb Corp.	1,866,515	106,410,020
MetLife, Inc.	9,249,263	352,859,383
Prudential Financial, Inc.	3,700,582	187,545,496
Travelers Cos., Inc.	2,793,033	150,795,852

		$1,132,137,113

Leisure & Toys – 0.5%
Hasbro, Inc.	1,418,850	$67,622,391

Machinery & Tools – 0.8%
Eaton Corp.	1,286,887	$124,055,907

Major Banks – 14.0%
Bank of America Corp.	20,624,290	$225,835,976
Bank of New York Mellon Corp.	14,618,818	394,561,898
Goldman Sachs Group, Inc.	2,994,505	467,562,011
JPMorgan Chase & Co.	10,592,990	395,965,966
PNC Financial Services Group, Inc.	2,189,932	117,927,838
Regions Financial Corp.	229,670	1,235,625
State Street Corp.	3,992,095	172,458,504
Wells Fargo & Co.	11,102,417	302,096,767

		$2,077,644,585

Medical & Health Technology & Services – 0.3%
Quest Diagnostics, Inc.	933,170	$46,023,944

2

MFS Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 4.0%
Becton, Dickinson & Co.	1,753,475	$136,648,307
Medtronic, Inc.	5,846,720	196,040,522
St. Jude Medical, Inc. (a)	3,917,780	151,578,908
Thermo Fisher Scientific, Inc. (a)	1,388,145	70,601,055
Waters Corp. (a)	583,170	44,828,278

		$599,697,070

Network & Telecom – 0.9%
Cisco Systems, Inc. (a)	6,881,210	$131,843,984

Oil Services – 1.8%
National Oilwell Varco, Inc.	1,472,630	$90,257,493
Noble Corp.	1,704,910	57,830,547
Transocean, Inc. (a)	1,750,380	117,327,971

		$265,416,011

Other Banks & Diversified Financials – 0.9%
MasterCard, Inc., “A”	577,030	$136,773,421

Pharmaceuticals – 8.1%
Abbott Laboratories	5,834,700	$271,371,897
GlaxoSmithKline PLC	3,348,656	63,129,021
Johnson & Johnson	6,699,797	412,372,505
Merck & Co., Inc.	1,774,427	61,164,499
Pfizer, Inc.	20,415,548	332,569,277
Roche Holding AG	518,079	71,131,656

		$1,211,738,855

Railroad & Shipping – 0.5%
Canadian National Railway Co.	1,196,640	$76,525,128

Restaurants – 0.3%
McDonald’s Corp.	613,760	$48,057,408

Specialty Chemicals – 1.1%
Air Products & Chemicals, Inc.	1,923,270	$165,824,339

Specialty Stores – 0.7%
Advance Auto Parts, Inc.	828,560	$54,676,674
Staples, Inc.	2,404,815	52,929,978

		$107,606,652

Telecommunications - Wireless – 1.4%
Vodafone Group PLC	83,071,816	$207,711,520

Telephone Services – 3.0%
AT&T, Inc.	15,820,952	$439,664,256

Tobacco – 3.8%
Altria Group, Inc.	1,820,775	$43,698,600
Philip Morris International, Inc.	8,711,839	495,616,521
Reynolds American, Inc.	956,060	29,580,496

		$568,895,617

Utilities - Electric Power – 3.0%
Dominion Resources, Inc.	1,780,965	$73,963,476
Entergy Corp.	728,555	51,902,258
PG&E Corp.	3,628,958	170,306,999
PPL Corp.	2,007,822	51,018,757

3

MFS Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 11/30/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Public Service Enterprise Group, Inc.	3,231,863	$99,638,336

		$446,829,826

Total Common Stocks		$14,641,713,205

Convertible Preferred Stocks – 0.3%
Energy - Independent – 0.2%
Apache Corp., 6% (l)	401,270	$24,337,026

Utilities - Electric Power – 0.1%
PPL Corp., 9.5%	432,160	$23,574,328

Total Convertible Preferred Stocks		$47,911,354

Money Market Funds (v) – 0.8%
MFS Institutional Money Market Portfolio, 0.22%, at Net Asset Value	122,311,700	$122,311,700

Collateral for Securities Loaned – 0.0%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	4,476,313	$4,476,313

Total Investments		$14,816,412,572

Other Assets, Less Liabilities – 0.5%		69,318,152

Net Assets – 100.0%		$14,885,730,724

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Value Fund

Supplemental Information (Unaudited) 11/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$14,689,624,559	$—	$—	$14,689,624,559
Mutual Funds	126,788,013	—	—	126,788,013

Total Investments	$14,816,412,572	$—	$—	$14,816,412,572

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$13,241,247,412

Gross unrealized appreciation	$1,876,105,509
Gross unrealized depreciation	(300,940,349)

Net unrealized appreciation (depreciation)	$1,575,165,160

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

MFS Value Fund

Supplemental Information (Unaudited) 11/30/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Porfolio	106,341,435	683,129,238	(667,158,973)	122,311,700

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$101,858	$122,311,700

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: January 14, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: January 14, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 14, 2011

*	Print name and title of each signing officer under his or her signature.